ACCOUNTS RECEIVABLE, NET (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
ACCOUNTS RECEIVABLE, NET
Accounts receivable				¥ 36,616	¥ 37,008
Less: Allowance for doubtful accounts				(19,677)	(11,406)
Accounts receivable, net			$ 2,529	¥ 16,939	¥ 25,602
Addition	¥ 8,271	¥ 2,002
Written off	¥ 0	¥ 1,036